                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Suzanne M. Matulis
Title: Secretary
Phone:617-526-8990


Signature, Place, and Date of Signing:

Suzanne M. Matulis              Boston, MA                      8-15-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                0
Number of Other Included Managers:      _____________
                                                150
Form 13F Information Table Entry Total: _____________
                                           1,115,704
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

As of June 30, 2005
Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

       ITEM 1           ITEM 2     ITEM 3     ITEM 4         ITEM 5              ITEM 6            ITEM 7            ITEM 8
------------------    ---------   --------   --------  -----------------  ----------------------  --------    --------------------
                       TITLE                  FAIR                                       SHARED                 VOTING AUTHORITY
                        OF        CUSIP      MARKET             SHR/PRN/   SOLE SHARED   OTHER                SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE    PRN AMT  PUT/CALL   (A)   (B)      (C)     MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------  -------  --------   ----  -----   -----    --------    ----   ------  -----
Accenture             Class A
  LTD                  Common     G1150G111     3840     169400       SHR    X                                 169400
Adtran Inc.           Common      00738A106     1855      75000       SHR    X                                  75000
Aeropostale           Common      007865108    38334    1140900       SHR    X                                1140900
Airtran Holdings Inc. Common      00949P108     4422     479100       SHR    X                                 479100
Akamai Technlologies
  Inc                 Common      00971T101     3558     271003       SHR    X                                 271003
AmDocs Limited        Common      G02602103     1322      50000       SHR    X                                  50000
Alaska Air Group Inc. Common      011659109     6099     205000       SHR    X                                 205000
Alliance Data System
  Corp                Common      018581108     4259     105000       SHR    X                                 105000
Alliance Data System
  Corp                Common      018581108     1622      40000       CAL    X                                  40000
Alliance Gaming
  Corporation         Common      01859P609    18944    1351200       SHR    X                                1351200
AMR Corp              Common      001765106    73329    6055205       SHR    X                                6055205
Ameritrade Holding
  Corp                Common      03074K100    14026     753700       SHR    X                                 753700
Anadigics Inc.        Common      032515108      202     104006       SHR    X                                 104006
Analog Devices Inc.   Common      032654105     1866      50000       SHR    X                                  50000
Abercrombie & Fitch   Class A
  Co                   Common     002896207     3572      52000       SHR    X                                  52000
Argosy Gaming
  Corporation         Common      040228108    23305     500010       SHR    X                                 500010
Asbury Automotive
  Group Inc           Common      043436104     1541     100000       SHR    X                                 100000
Atmel Corp            Common      049513104     1227     520000       SHR    X                                 520000
Boots & Coots Intl    Common      099469504      248     236150       SHR    X                                 236150
Boyd Gaming
  Corporation         Common      103304101     2132      41700       SHR    X                                  41700
Broadcom Corp         Common      111320107     3553     100000       SHR    X                                 100000
CIT Group Inc         Common      125581108     3223      75000       SHR    X                                  75000
CKE Restaurants       Common      12561E105    12529     900100       SHR    X                                 900100
Cablevision Systems   Class A
  Corp                 Common     12686C109    16100     500000       SHR    X                                 500000
Carrier Access Corp   Common      144460102     3326     690021       SHR    X                                 690021
Catalina Marketing
  Corporation         Common      148867104    11435     450000       SHR    X                                 450000
Channell Commercial
  Corp                Common      159186105      212      28241       SHR    X                                  28241
Charter
  Communications      Class A
  Inc                  Common     16117M107      590     500000       SHR    X                                 500000
Cintas Corp           Common      172908105     8693     225202       SHR    X                                 225202
COHU Inc.             Common      192576106     4735     236146       SHR    X                                 236146
Comerica Inc.         Common      200340107     4046      70000       SHR    X                                  70000
Conceptus Inc.        Common      206016107       88      15500       SHR    X                                  15500
Coast Financial
  Holdings Inc.       Common      212485106      393      22500       SHR    X                                  22500
Conns Inc             Common      208242107    13986     571573       SHR    X                                 571573
Credence Systems Corp Common      225302108     2036     225000       SHR    X                                 225000
DDI Corp              Common      233162304      345     175370       SHR    X                                 175370
Danielson Holding
  Corp                Common      236274106     3092     254071       SHR    X                                 254071
Deckers Outdoor Corp  Common      243537107     9225     375000       SHR    X                                 375000
Diamondcluster        Class A
  Intl Inc             Common     25278P107     1695     150000       SHR    X                                 150000
Ditech Communications Common      25500M103      694     107000       SHR    X                                 107000
E-Loan Inc.           Common      26861P107     1321     395566       SHR    X                                 395566
Echostar              Class A
  Communications       Common     278762109    30160    1000000       SHR    X                                1000000
Eidos PLC Sponsored
  ADR                 Common      282485101      102     108760       SHR    X                                 108760
Electronic Game
  Card Inc.           Common      285716106      504     400000       SHR    X                                 400000
Embarcadero
  Technologies        Common      290787100      708     126217       SHR    X                                 126217
Employee Solutions    Common      292166105               70000       SHR    X                                  70000
Encore Capital
  Group Inc.          Common      292554102     3400     200000       SHR    X                                 200000
Energy Conversion
  Devices Inc.        Common      292659109      560      25000       SHR    X                                  25000
EMAK Worldwide Inc    Common      294724109      550      51000       SHR    X                                  51000
Espeed Inc.           Common      296643109      831      93264       SHR    X                                  93264
Evergreen Solar Inc.  Common      30033R108      482      75000       SHR    X                                  75000
ExpressJet Holdings
  Inc.                Common      30218U108     3692     433900       SHR    X                                 433900
Excell Maritime
  Carries LTD         Common      V326N107       329      22000       SHR    X                                  22000
First Data Corp       Common      319963104     2408      60000       SHR    X                                  60000
Flyi Inc              Common      34407T104     1125    1500000       SHR    X                                1500000
Formfactor Inc.       Common      346375108     1906      72135       SHR    X                                  72135
Foster Wheeler LTD    Common      G36535139     1180      60000       SHR    X                                  60000
Frontier Airlines
  Inc.                Common      359065109    12913    1250000       SHR    X                                1250000
G-III Apparel
  Group LTD           Common      36237H101     1185     124304       SHR    X                                 124304
Gaylord Entertainment
  Co                  Common      367905106    34283     737424       SHR    X                                 737424
Global Technovations
  Inc.                Common      37939M109              340500       SHR    X                                 340500
Goldman Sachs Group
  Inc.                Common      38141G104      561       5500       SHR    X                                   5500
Gtech Holdings Corp   Common      400518106    35828    1225300       SHR    X                                1225300
Harris Interactive
  Inc.                Common      414549105      487     100000       SHR    X                                 100000
Imagyn Medical
  Technologies Inc.   Common      45244E100               78333       SHR    X                                  78333
Innovo Group Inc.     Common      457954600     3603    1683719       SHR    X                                1683719
Interland Inc.        Common      458727104     3900    2000000       SHR    X                                2000000
Intergrated Silicon
  Solution            Common      45812P107     1735     234087       SHR    X                                 234087
Intersil              Class A
  Corp                 Common     460695109     2816     150000       SHR    X                                 150000
Iomega Corp           Common      462030305      684     258100       SHR    X                                 258100
J Jill Group Inc.     Common      466189107     1719     125000       SHR    X                                 125000
JP Morgan Chase & Co. Common      46625H100     1731      49000       SHR    X                                  49000
Jetblue Airways Corp  Common      477143101     6132     300000       SHR    X                                 300000
Kanbay International
  Inc                 Common      48369P207     2884     124785       SHR    X                                 124785
LTWC Corporation      Common      522002104               15428       SHR    X                                  15428
Liberate Technologies Common      530129105       16      45000       SHR    X                                  45000
Lifetime Fitness Inc. Common      53217R207     1158      35300       SHR    X                                  35300
Lighting Science
  Group Corp          Common      53224G103        6       5719       SHR    X                                   5719
Lithia Motors         Class A
  Inc                  Common     536797103    13955     483700       SHR    X                                 483700
Lodgenet
  Entertainment
  Corporation         Common      540211109    16736    1008829       SHR    X                                1008829
MEMC Electronic
  Materials           Common      552715104     4731     300000       SHR    X                                 300000
MRV Communications
  Inc.                Common      553477100     1499     690694       SHR    X                                 690694
MTR Gaming Group Inc. Common      553769100     6149     528299       SHR    X                                 528299
MAIR Holdings Inc.    Common      59066B102    10608    1200000       SHR    X                                1200000
Mediacom              Class A
  Communications Corp  Common     58446K105     3290     478900       SHR    X                                 478900
Monolithic System
  Technology Inc.     Common      609842109      905     180000       SHR    X                                 180000
Monster Worldwide
  Inc.                Common      611742107    10451     364400       SHR    X                                 364400
Morgan Stanley Dean
  Witter Discover &
  Co                  Common      617446448      881      16800       SHR    X                                  16800
Multimedia Games Inc. Common      749938106    12441    1130000       SHR    X                                1130000
Nasdaq Stock Market
  Inc.                Common      631103108     1679      89000       SHR    X                                  89000
Navigant Consulting
  Inc.                Common      63935N107     2781     157500       SHR    X                                 157500
Navigant
  International Inc.  Common      63935R108    11752     800000       SHR    X                                 800000
Netbank Inc.          Common      640933107     2159     231662       SHR    X                                 231662
Newmarket Corp        Common      651587107      355      24000       SHR    X                                  24000
News                  Class B
  Corporation          Common     65248E203    14331     850000       SHR    X                                 850000
Nintendo Co. LTD      Common      654445303     2296     175000       SHR    X                                 175000
Northwest Airlines    Class A
  Corp                 Common     667280101     2280     500000       SHR    X                                 500000
Ohio Art Co           Common      677143109      294      40500       SHR    X                                  40500
OpenTV                Common      G67543101      185      67500       SHR    X                                  67500
Open Solutions Inc.   Common      68371P102     4030     198500       SHR    X                                 198500
Parlux Fragrances
  Inc.                Common      701645103     6848     247500       SHR    X                                 247500
Pacific Sunwear of
  California          Common      694873100     1724      75000       SHR    X                                  75000
Peets Coffee &
  Tea Inc.            Common      705560100    14701     444945       SHR    X                                 444945
Pegasus Solutions
  Inc.                Common      705906105    11150    1000000       SHR    X                                1000000
Penn National
  Gaming Inc.         Common      707569109    57757    1582385       SHR    X                                1582385
Pharmacyclics Inc.    Common      716933106      188      25000       SHR    X                                  25000
Phoenix Companies Inc Common      71902E109     1652     138800       SHR    X                                 138800
Physician Computer
  Network             Common      71940K109              251000       SHR    X                                 251000
Piper Jaffray Cos     Common      724078100      192       6300       SHR    X                                   6300
Pixar                 Common      725811103     2548      50900       SHR    X                                  50900
Placer Sierra
  Bancshares          Common      726079106     2620      96083       SHR    X                                  96083
Planetout Inc.        Common      727058109      658      75488       SHR    X                                  75488
Playboy Enterprises   Class B
  Inc. Holdings        Common     728117300      773      59700       SHR    X                                  59700
Priceline Inc.        Common      741503403    86385    3702738       SHR    X                                3702738
Puradyn Filter
  Technologies Inc.   Common      746091107      338     520300       SHR    X                                 520300
Pure Cycle Corp New   Common      746228303     9444    1204766       SHR    X                                1204766
Qiagen NV             Common      N72482107     1731     150000       SHR    X                                 150000
QLT Inc.              Common      746927102     3150     302300       SHR    X                                 302300
Quicksliver Inc.      Common      748380106    13184     825000       SHR    X                                 825000
Remec Inc.            Common      759543101      699     109270       SHR    X                                 109270
Sabre Holdings        Class A
  Corporation          Common     785905100    28030    1405000       SHR    X                                1405000
Sapient Corp          Common      803062108     5762     726618       SHR    X                                 726618
Satyam Computer
  Svcs Ltd            Common      804098101     5590     215000       SHR    X                                 215000
Seitel Inc            Common      816074405      439     300500       SHR    X                                 300500
Select Comfort Corp   Common      81616X103     3188     148772       SHR    X                                 148772
Selectica Inc.        Common      816288104     2001     651944       SHR    X                                 651944
Signature Bank        Common      82669G104     2440     100000       SHR    X                                 100000
Solectron Corp        Common      834182107      123      32400       SHR    X                                  32400
Somera Communications
  Inc.                Common      834458101      754     477336       SHR    X                                 477336
Southwest Airlines Co Common      844741108    20895    1500000       SHR    X                                1500000
Sovereign Bancorp
  Inc.                Common      845905108     1117      50000       SHR    X                                  50000
Station Casinos Inc.  Common      857689103   125320    1887350       SHR    X                                1887350
Stats Chippac LTD ADR Common      85771T104    27054    3799761       SHR    X                                3799761
Sunterra Corporation  Common      86787D208     1687     104100       SHR    X                                 104100
Sycamore Networks
  Inc.                Common      871206108      638     185000       SHR    X                                 185000
Synplicity Inc.       Common      87160Y108     1082     200000       SHR    X                                 200000
TNS Inc.              Common      872960109     3555     152100       SHR    X                                 152100
Therma-Wave Inc       Common      88343A108      670     281462       SHR    X                                 281462
Tivo Inc.             Common      888706108     9686    1450000       SHR    X                                1450000
TOPPS Co Inc.         Common      890786106      552      55000       SHR    X                                  55000
Toys R Us Inc.        Common      892335100     1324      50000       SHR    X                                  50000
Universal Health      Class B
  Services, Inc.       Common     913903100    46952     755100       SHR    X                                 755100
Urban Outfitters Inc. Common      917047102     4535      80000       SHR    X                                  80000
Vaalco Energy Inc.    Common      91851C201     1349     390000       SHR    X                                 390000
Vivendi Universal ADR Common      928515204      843      26917       SHR    X                                  26917
VNU N V               Common      92856P108      601      21585       SHR    X                                  21585
Waddell & Reed        Class A
  Financial Inc.       Common     930059100     1064      57500       SHR    X                                  57500
Webzen Inc.           Common      94846M102      966     171900       SHR    X                                 171900
Wet Seal              Class A
  Inc.                 Common     961840105    11134    1634994       SHR    X                                1634994
Zixit Corp            Common      98974P100      225      71900       SHR    X                                  71900
                  Total Long Equities        1115704
                                       ---------------